Issued capital (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Issued capital.
Schedule of issued capital

	June 30,
	2023	2022

	(In thousands of US Dollars)
25,129,140 fully paid ordinary shares	2,354	2,354

		Total
		(In thousands of
	Number of shares	US Dollars)
Opening balance as of July 1, 2021	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2022	25,129,140	2,354
Ordinary shares issued during the year	—	—
Closing balance as of June 30, 2023	25,129,140	2,354